MEMBER’S EQUITY (Details) - USD ($)	1 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Sep. 30, 2024
Equity [Abstract]
Net transfers and distributions from (to) Former Parent	$ 21,000,000	$ 31,000,000	$ 80,104,097